Pension and severance plans (Details 15) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Fair values of pension plan assets	¥ 28,258	¥ 21,890
Japanese companies
Pension and severance plans
Fair values of pension plan assets	335	281
Foreign companies
Pension and severance plans
Fair values of pension plan assets	262	233
Pooled funds
Pension and severance plans
Fair values of pension plan assets	1,019	757
Cash and cash equivalents
Pension and severance plans
Fair values of pension plan assets	4,175	1,793
Life insurance company general accounts
Pension and severance plans
Fair values of pension plan assets	6,063	5,179
Pooled Funds
Pension and severance plans
Fair values of pension plan assets	14,090	11,183
Others
Pension and severance plans
Fair values of pension plan assets	2,314	2,464
Level 1
Pension and severance plans
Fair values of pension plan assets	4,772	2,307
Level 1 | Japanese companies
Pension and severance plans
Fair values of pension plan assets	335	281
Level 1 | Foreign companies
Pension and severance plans
Fair values of pension plan assets	262	233
Level 1 | Cash and cash equivalents
Pension and severance plans
Fair values of pension plan assets	4,175	1,793
Level 2
Pension and severance plans
Fair values of pension plan assets	23,486	19,583
Level 2 | Pooled funds
Pension and severance plans
Fair values of pension plan assets	1,019	757
Level 2 | Life insurance company general accounts
Pension and severance plans
Fair values of pension plan assets	6,063	5,179
Level 2 | Pooled Funds
Pension and severance plans
Fair values of pension plan assets	14,090	11,183
Level 2 | Others
Pension and severance plans
Fair values of pension plan assets	¥ 2,314	¥ 2,464